Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Commitments and contingencies
Minimum possible ranges of losses in excess of any amounts accrued	$ 0	$ 0
Maximum possible ranges of losses in excess of any amounts accrued	90	85
Patent infringement
Commitments and contingencies
Minimum possible ranges of losses in excess of any amounts accrued	0	0
Maximum possible ranges of losses in excess of any amounts accrued	40	6
Merchant matters
Commitments and contingencies
Minimum possible ranges of losses in excess of any amounts accrued	0
Maximum possible ranges of losses in excess of any amounts accrued	45
Other matters
Commitments and contingencies
Minimum possible ranges of losses in excess of any amounts accrued	0	0
Maximum possible ranges of losses in excess of any amounts accrued	$ 5	$ 4